Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,470
Operating Leases, Future Minimum Payments, Due in Two Years	1,316
Operating Leases, Future Minimum Payments, Due in Three Years	1,162
Operating Leases, Future Minimum Payments, Due in Four Years	1,100
Operating Leases, Future Minimum Payments, Due in Five Years	999
Operating Leases, Future Minimum Payments, Due Thereafter	7,040
Operating Leases, Future Minimum Payments Due	13,087
Operating Leases, Rent Expense	$ 1,547	$ 1,600	$ 1,300